GOF-P20 04/26

SUPPLEMENT DATED APRIL 17, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A AND SCHEDULE B

All changes described below are effective June 30, 2026.

1. The following replaces the reference to Patricia O’Connor in the section titled “Fund Summary – Portfolio Managers” in the Summary Prospectus and Prospectus of each fund listed in Schedule A and Schedule B:

Robert L. Salvin
Portfolio Manager of Advisers and portfolio manager of the Fund since June 2026.

2. The following replaces the reference to Patricia O’Connor in the section titled “Fund Details – Management” in the Prospectus of each fund listed in Schedule A and Schedule B:

Robert L. Salvin Portfolio Manager of Advisers

Mr. Salvin has been a portfolio manager of the Fund since June 2026. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Salvin was a portfolio manager for Putnam Management. He joined Putnam Management in 2000.

3. The following replaces references to Patricia O’Connor in the table in the section titled “Management and Other Services – Portfolio managers” in the SAI of the fund listed in Schedule A and Schedule B:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Robert L. Salvin*	Registered Investment Companies	5	2,374.0	None	None
	Other Pooled Investment Vehicles	7	1,235.1	None	None
	Other Accounts	7	4,325.9	None	None

*Information is provided as of February 28, 2026.

4. The following replaces references to Patricia O’Connor in the table in the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the SAI of the fund listed in Schedule A:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Robert L. Salvin*	$100,001–$500,000

*Information is provided as of March 31, 2026.

5. The following replaces references to Patricia O’Connor in the table in the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the SAI of the fund listed in Schedule B:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Robert L. Salvin*	None

*Information is provided as of March 31, 2026.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund	February 1, 2026

SCHEDULE B

Fund	Date of Summary Prospectus, Prospectus and SAI
FRANKLIN TEMPLETON ETF TRUST
Franklin High Yield Corporate ETF	August 1, 2025

Please retain this supplement for future reference.